Other non-operating expense (income) (Tables)	12 Months Ended
Dec. 31, 2023
Other Non Operating Expense [Abstract]
Summary of Other non-operating expense

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Government grants	—	(93)	(1,597)
Direct offering transaction costs allocated to derivative financial liabilities	—	—	2,260
Restructuring charges	4,519	2,784	421
Impairment of intangible assets	—	6,521	—
Acquisition costs and other	712	1,148	3,016
Total	5,231	10,360	4,100